CONSOLIDATED STATEMENTS OF FINANCIAL POSITIONS - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Current assets:
Cash and cash equivalents	$ 151,985	$ 72,950
Restricted cash, current	1,977	1,692
Trade receivables, net	18,955	13,467
Contract assets	1,732	983
Inventories, net	17,155	32,546
Prepayment and other current assets	4,441	1,646
Loan due from a related party	1,984	1,584
Total Current Assets	198,229	124,868
Non-current assets:
Restricted cash, non-current	340	1,189
Right-of-use assets, net	7,111	8,086
Property, plant and equipment, net	28,535	32,055
Intangible assets, net	494	42
Deferred tax assets	2,125	2,938
Prepayment and other non-current assets	306	1,327
Total Non-Current Assets	38,911	45,637
Total Assets	237,140	170,505
Current Liabilities:
Trade payables and other liablities	27,355	15,070
Tax payable	1,058	8,200
Lease liabilities, current	1,374	1,187
Total Current Liabilities	29,787	24,457
Non-current Liabilities:
Employee benefits obligation	1,326	827
Lease liabilities, non-current	5,067	6,096
Deferred tax liabilities	3,496	4,217
Provisions	73	321
Total Non-Current Liabilities	9,962	11,461
Total Liabilities	39,749	35,918
Equity
Share capital	4	4
Share premium	100,999	72,648
Retained earnings	90,842	58,634
Accumulated other comprehensive loss	(2,202)	(2,397)
Equity attributable to Shareholders of the Company	189,643	128,889
Non-controlling interests	7,748	5,698
Total equity	197,391	134,587
Total liabilities and equity	$ 237,140	$ 170,505